UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: September 30, 2010

Institutional Investment Manager Filing this Report:
Name: 		Arlington Partners LLC
Address: 	2000 Morris Avenue, Suite 1200
		Birmingham, AL 35203

Form 13F File Number: 28-12345

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:		Wayne M. Langevin
Title:		Compliance Officer
Phone:		205-488-4342

Signature, Place, and Date of Signing:
/s/ Wayne M. Langevin	Birmingham, AL	October 25, 2010

Report Type:
		[X]	13F HOLDINGS REPORT
		[   ]	13F NOTICE
		[   ]	13F COMBINATION REPORT

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:	0
Form 13F Information Table Entry Total:	36
Form 13F Information Table Value Total:	$20,733
						(thousands)

List of Other Included Managers:		NONE

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
FORM 13F INFORMATION TABLE

NAME OF ISSUER		TITLE 	CUSIP		VALUE	SHARES	SH/	PUT/ 	INVST	OTHER	VOTING AUTHORITY
			OF CLASS		(X$1000)	PRN	CALL	DISCR	MNGRS	SOLE	SHARED	NONE
AT&T INC		COM	00206R102	305	10670	SH		SOLE	NONE			10670
ANNALY CAPITAL MGMT INC	COM	035710409	528	30000	SH		SOLE	NONE			30000
BANCO BILBAO VIZCAYA A	COM	05946K101	680	50503	SH		SOLE	NONE			50503
BANK OF AMERICA		COM	060505104	189	14432	SH		SOLE	NONE			14432
BERKSHIRE HATHAWAY INC	COM	084670207	500	6050	SH		SOLE	NONE			6050
BOARDWALK PIPELINE PART	COM	096627104	615	18861	SH		SOLE	NONE			18861
CHEVRON CORPORATION	COM	166764100	486	6000	SH		SOLE	NONE			6000
CISCO SYSTEMS		COM	17275R102	240	11000	SH		SOLE	NONE			11000
COLONIAL BANCGROUP INC 	COM	195493309	 	11524 	SH		SOLE	NONE			11524
CUMBERLAND PHARMA	COM	230770109	1007	173353	SH		SOLE	NONE			173353
ETF GOLD TRUST		COM	26922Y105	545	4185	SH		SOLE	NONE			4185
ETFS SILVER TRUST	COM	26922X107	607	28000	SH		SOLE	NONE			28000
EL PASO CORPORATION	COM	28336L109	168	13650 	SH		SOLE	NONE			13650
ENBRIDGE ENERGY PARTNER	COM	29250R106	542	9709	SH		SOLE	NONE			9709
ENTERPRISE PRODS PARTN	COm	293792107	3213	81000	SH		SOLE	NONE			81000
EXXON MOBIL CORP	COM	30231G102	498	8061	SH		SOLE	NONE			8061
GREENLIGHT CAPITAL RE	COM	G4095J109	1693	67689	SH		SOLE	NONE			67689
JOHNSON & JOHNSON	COM	478160104	396	6400	SH		SOLE	NONE			6400
KKR & CO LP		COM	48248M102	106	10000	SH		SOLE	NONE			10000
MICROSOFT CORP		COM	594918104	216	8836	SH		SOLE	NONE			8836
PENGROWTH ENERGY TRUST	COM	706902509	221	20000	SH		SOLE	NONE			20000
PFIZER INC		COM	717081103	516 	30061 	SH		SOLE	NONE			30061
POWERSHARES DB GOLD DOU	COM	25154H749	1099	30000	SH		SOLE	NONE			30000
PROGRESS ENERGY INC	COM	743263105	408	9200	SH		SOLE	NONE			9200
PROSHARES ULTRA SHORT	COM	74347R883	443	15000	SH		SOLE	NONE			15000
REGIONS FINL CORP NEW	COM	7591EP100	223 	30791 	SH		SOLE	NONE			30791
SCANA CORP		COM	80589M102	677 	16805	SH		SOLE	NONE			16805
SCHLUMBERGER LTD	COM	806857108	326	5300	SH		SOLE	NONE			5300
SECURITY BK CORP COM	COM	814047106	 	21292 	SH		SOLE	NONE			21292
SPDR GOLD TRUST ETF	COM	78463V107	584	4571	SH		SOLE	NONE			4571
TARGA RESOURCES PARTN	COM	87611X105	555	20000	SH		SOLE	NONE			20000
TIME WARNER INC NEW	COM	887317303	653	21317	SH		SOLE	NONE			21317
TIME WARNER CABLE	COM	88732J207	584	10820	SH		SOLE	NONE			10820
TORCHMARK CORP		COM	891027104	426	8023 	SH		SOLE	NONE			8023
WASHINGTON MUTUAL INC	COM	939322103	2 	10889 	SH		SOLE	NONE			10889
WELLS FARGO		COM	949746101	1466	58413	SH		SOLE	NONE			58413



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